Schedule of Investments
September 29, 2023 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.08%

Cable & Other Pay Television Services - 2.31%
Charter Communications, Inc. Class A (2)	700	307,874

Crude Petroleum & Natural Gas - 6.23%
EOG Resources, Inc.	3,128	396,505
Occidental Petroleum Corp.	6,717	435,799

		832,304

Electronic Computers - 11.95%
Apple, Inc.	9,317	1,595,163

Finance Services - 3.67%
Apollo Global Management, Inc.	5,459	490,000

Hospital & Medical Service Plans - 4.25%
Unitedhealth Group, Inc.	1,125	567,214

Measuring & Controlling Devices - 3.39%
Thermo Fisher Scientific, Inc.	894	452,516

Pharmaceutical Preparations - 13.03%
AbbVie Inc.	2,360	351,782
Bristol-Myers Squibb Co.	4,351	252,532
Eli Lilly & Co.	1,316	706,863
Regeneron Pharmaceuticals, Inc. (2)	521	428,762

		1,739,939

Radio & TV Broadcasting & Communications Equipment - 2.57%
Qualcomm, Inc.	3,088	342,953

Retail-Building Materials, Hardware, Garden Supply - 3.55%
The Sherwin-Williams Co.	1,858	473,883

Retail-Catalog & Mail-Order Houses - 4.77%
Amazon.com, Inc. (2)	5,010	636,871

Retail-Drug Stores & Proprietary Stores - 2.52%
CVS Health Corp.	4,819	336,463

Retail-Variety Stores - 1.81%
Dollar Tree, Inc. (2)	2,271	241,748

Semiconductors & Related Devices - 6.25%
Enphase Energy, Inc. (2)	1,780	213,867
On Semiconductor Corp. (2)	6,675	620,441

		834,308

Services-Business Services - 5.31%
Akamai Technologies, Inc. (2)	3,258	347,107
MasterCard, Inc. Class A	915	362,258

		709,365

Services-Computer Programming, Data Processing, Etc. - 6.36%
Alphabet, Inc. Class A (2)	3,232	422,940
Alphabet, Inc. Class C (2)	3,231	426,007

		848,947

Services-Equipment Rental & Leasing - 4.94%
United Rentals, Inc.	1,485	660,186

Services - Prepackaged Software - 8.30%
Microsoft Corp.	2,262	714,226
Salesforce.com, Inc. (2)	1,946	394,610

		1,108,836

Trucking (No Local) - 2.78%
Landstar System, Inc.	2,101	371,751

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.09%
LKQ Corp.	5,645	279,484

Total Common Stock	(Cost $ 5,287,762)	12,829,805

Money Market Registered Investment Companies - 3.98%

First American Government Obligation Fund Class Z 5.221% (3)	530,891	530,891

Total Money Market Registered Investment Companies	(Cost $ 530,891)	530,891

Total Investments - 100.06%	(Cost $ 5,818,653)	13,360,696

Liabilities in Excess of Other Assets - -.06%		(7,504)

Total Net Assets - 100.00%		13,353,192

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 29, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$13,360,696	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$13,360,696	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 29, 2023.